Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue [abstract]
Gold sales	$ 1,491	$ 1,363	$ 1,264
Hedging gain	93	53	0
Total revenue	$ 1,584	$ 1,416	$ 1,264